Accounts Receivable, Net (Details) - Schedule of Accounts Receivable Consists - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Accounts Receivable Consists [Abstract]
Accounts receivable	$ 11,014,909	$ 15,975,717
Less: allowance for doubtful accounts	(347,306)	(791,827)	$ (446,527)
Accounts receivable, net	$ 10,667,603	$ 15,183,890